VP - Mondrian International Small Cap Fund
Summary of VP – Mondrian International Small Cap Fund
Investment Objective
Variable Portfolio (VP) – Mondrian International Small Cap Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VP - Mondrian International Small Cap Fund	Class 1	Class 2
Management fees	0.93%	0.93%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.17%	0.17%
Total annual Fund operating expenses	1.10%	1.35%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example VP - Mondrian International Small Cap Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	112	350	606	1,340
Class 2	137	428	739	1,624

Expense Example, No Redemption VP - Mondrian International Small Cap Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	112	350	606	1,340
Class 2	137	428	739	1,624

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of non-U.S. small cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the stocks of non-U.S. small cap companies.

The Fund’s subadviser is an active, value-oriented, defensive manager that emphasizes small-cap opportunities for the Fund. The subadviser considers small cap companies to be those companies whose market capitalization, at the time of purchase, falls within the range of companies in the MSCI World ex-U.S. Small Cap Index (the Index). The Index is composed of stocks which are categorized as small capitalization stocks and is designed to measure equity performance in 23 global developed markets, excluding the U.S. The market capitalization range of the companies included within the Index was $26 million to $9 billion as of March 31, 2014. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may also invest in emerging markets. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the industrials sector.

The Fund may invest in derivatives, such as forward foreign currency contracts in an effort to defensively hedge the currency of existing positions. The Fund also may purchase foreign currency in order to purchase foreign securities.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Forward Foreign Currency Contracts Risk. These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations. The Fund’s strategy of investing in these instruments may not be successful. Investment in these instruments also subjects the Fund to counterparty risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.

Geographic Concentration Risk/Asia Pacific Region Risk. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses within the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Geographic Concentration Risk/Europe Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the industrials sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.

Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with benchmark performance.

Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2012 13.61% Worst 3rd Quarter 2011 -18.44%
Average Annual Total Returns (for periods ended December 31, 2013)
Average Annual Total Returns VP - Mondrian International Small Cap Fund	Share Class Inception Date	1 Year	Life of Fund
Class 1	May 07, 2010	15.80%	14.93%
Class 2	May 07, 2010	15.42%	14.62%
MSCI World ex-U.S. Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		25.55%	13.68%